UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
           --------------------------------------------------------------
Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Vice President
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     2/12/02
-----------------------             ------------                    --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 23
                                            ---------------------------
Form 13F Information Table Value Total:     $         254,816
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:  Item 3:  CUSIP    Item 4: Fair     Item 5:                       (b) Shared-  (c)      Item 7:
Name of Issuer         Title    Number            Market Value     Shares or                     As Defined   Shared-  Managers See
                       of Class                                    Principal      (a) Sole       in Instr. V  Other    Instr. V
                                                                   Amount
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM      87509105          1,538,000        3,416,667      3,416,667
-----------------------------------------------------------------------------------------------------------------------------------
Brown Shoe             COM      115736100         718,000          44,200         44,200
-----------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp         COM      117043109         8,704,000        400,000        400,000
-----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM      22281N103         13,433,000       2,972,000      2,972,000
-----------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM      344849104         136,084,000      8,695,448      8,695,448
-----------------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe Co.     COM      343302105         4,000            15,333         15,333
-----------------------------------------------------------------------------------------------------------------------------------
General Motors         COM      370442105         9,720,000        200,000        200,000
-----------------------------------------------------------------------------------------------------------------------------------
Genesis Worldwide      COM      37184G104         700              174,000        174,000
-----------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pac.  COM      390064103         3,555,000        149,500        149,500
Tea Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Hancock Fabrics        COM      409900107         46,000           3,500          3,500
-----------------------------------------------------------------------------------------------------------------------------------
Heilig Meyers Co.      COM      422893107         4,000            982,500        982,500
-----------------------------------------------------------------------------------------------------------------------------------
K-Mart                 COM      482584109         852,000          156,000        156,000
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.           COM      50730K503         8,000            130,500        130,500
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies    COM      549463107         17,157,000       2,723,300      2,723,300
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM      62886E108         34,464,000       935,000        935,000
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.            COM      670346105         2,648,000        50,000         50,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                              228,935,700
-----------------------------------------------------------------------------------------------------------------------------------

Table continued...

-------------------------------------------------------------------------
                         Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------
Item 1:
Name of Issuer
                         (a) Sole        (b) Shared    (c) None
-------------------------------------------------------------------------
Bethlehem Steel          3,416,667
-------------------------------------------------------------------------
Brown Shoe               44,200
-------------------------------------------------------------------------
Brunswick Corp           400,000
-------------------------------------------------------------------------
Covanta Energy           2,972,000
-------------------------------------------------------------------------
Foot Locker, Inc.        8,695,448
-------------------------------------------------------------------------
Florsheim Shoe Co.       15,333
-------------------------------------------------------------------------
General Motors           200,000
-------------------------------------------------------------------------
Genesis Worldwide        174,000
-------------------------------------------------------------------------
Great Atlantic & Pac.    149,500
Tea Inc.
-------------------------------------------------------------------------
Hancock Fabrics          3,500
-------------------------------------------------------------------------
Heilig Meyers Co.        982,500
-------------------------------------------------------------------------
K-Mart                   156,000
-------------------------------------------------------------------------
Laidlaw Inc.             130,500
-------------------------------------------------------------------------
Lucent Technologies      2,723,300
-------------------------------------------------------------------------
NCR Corp.                935,000
-------------------------------------------------------------------------
Nucor Corp.              50,000
-------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------

                                    FORM 13F

Page 2 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair     Item 5:  Shares              (b)         (c) Shared-  Item 7:
Name of Issuer         Title of   Number          Market Value     or Principal                 Shared- As  Other        Mana-
                       Class                                       Amount           (a) Sole    Defined in               gers
                                                                                                Instr. V                 See
                                                                                                                         Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Polaroid Corp.         COM        731095105       45,000           557,200          557,200
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM        783755101       14,462,000       1,314,736        1,314,736
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Corp            COM        809090103       266,000          58,450           58,450
-----------------------------------------------------------------------------------------------------------------------------------
Sports Authority       COM        849176102       1,026,000        180,000          180,000
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM        880349105       3,978,000        1,950,000        1,950,000
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM        909214108       5,016,000        400,000          400,000
-----------------------------------------------------------------------------------------------------------------------------------
USX Corp.              COM        90337T101       1,087,000        60,000           60,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                              25,880,000
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                  254,815,700
TOTALS
-----------------------------------------------------------------------------------------------------------------------------------

Table continued....

--------------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
--------------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared    (c) None
--------------------------------------------------------------------------
Polaroid Corp.          557,200
--------------------------------------------------------------------------
Ryerson Tull            1,314,736
--------------------------------------------------------------------------
Scitex Corp             58,450
--------------------------------------------------------------------------
Sports Authority        180,000
--------------------------------------------------------------------------
Tenneco Automotive      1,950,000
--------------------------------------------------------------------------
Unisys Corp             400,000
--------------------------------------------------------------------------
USX Corp.               60,000
--------------------------------------------------------------------------
COLUMN TOTALS (Page)
--------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
--------------------------------------------------------------------------